Leases - Contractual Future Lease Payments to be Received (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Sales-type and direct finance leases, 2023	$ 3,496
Sales-type and direct finance leases, 2024	2,765
Sales-type and direct finance leases, 2025	1,665
Sales-type and direct finance leases, 2026	658
Sales-type and direct finance leases, 2027	284
Sales-type and direct finance leases, thereafter	447
Sales-type and direct finance leases, lease payments	9,315
Sales-type and direct finance leases, amounts representing interest	(584)
Sales-type and direct finance leases, lease receivables	8,731	$ 10,738
Operating leases, 2023	134
Operating leases, 2024	103
Operating leases, 2025	69
Operating leases, 2026	33
Operating leases, 2027	18
Operating leases, thereafter	26
Operating leases, lease payments	$ 383